UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     October 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $59,389 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     3510    88625 SH       DEFINED                     0    88625        0
AMERICAN INTL GROUP INC        COM NEW          026874784     5457   166417 SH       DEFINED                     0   166417        0
APACHE CORP                    COM              037411105      392     4530 SH       DEFINED                     0     4530        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5041    57155 SH       DEFINED                     0    57155        0
BEST BUY INC                   COM              086516101     4110   239080 SH       DEFINED                     0   239080        0
DELL INC                       COM              24702R101     3122   316790 SH       DEFINED                     0   316790        0
HEWLETT PACKARD CO             COM              428236103      220    12900 SH       DEFINED                     0    12900        0
JOHNSON & JOHNSON              COM              478160104      351     5090 SH       DEFINED                     0     5090        0
METLIFE INC                    COM              59156R108     5066   147005 SH       DEFINED                     0   147005        0
NABORS INDUSTRIES LTD          SHS              G6359F103      336    23960 SH       DEFINED                     0    23960        0
NII HLDGS INC                  CL B NEW         62913F201     5786   738950 SH       DEFINED                     0   738950        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     4311   446310 SH       DEFINED                     0   446310        0
OFFICEMAX INC DEL              COM              67622P101     6767   866400 SH       DEFINED                     0   866400        0
ORACLE CORP                    COM              68389X105     4644   147620 SH       DEFINED                     0   147620        0
OWENS ILL INC                  COM NEW          690768403     3935   209770 SH       DEFINED                     0   209770        0
SOUTHWEST AIRLS CO             COM              844741108     4114   469070 SH       DEFINED                     0   469070        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      489   652900 SH  PUT  DEFINED                     0   652900        0
STUDENT TRANSN INC             COM              86388A108     1738   255414 SH       DEFINED                     0   255414        0